Pension and Postretirement Benefits - Schedule of Asset Allocation of Investment Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 5,590	$ 5,411
Debt Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,882	2,539
Equity Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,517	1,504
Property [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	212	217
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	582	693
Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 397	$ 458